Description of Business	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Description of Business

NOTE 1—DESCRIPTION OF BUSINESS

APX Group Holdings, Inc. (“Holdings” or “Parent”), and its wholly-owned subsidiaries, (collectively the “Company”), is one of the largest residential security and home automation companies in North America. The Company is engaged in the sale, installation, servicing and monitoring of electronic home security and automation systems in the United States and Canada.

On November 16, 2012, APX Group, Inc. (“APX”), 2GIG Technologies, Inc. (“2GIG”), and their respective subsidiaries were acquired by an investor group comprised of certain investment funds affiliated with Blackstone Capital Partners VI L.P., and certain co-investors and management investors (collectively, the “Investors”). This stock acquisition was accomplished through certain mergers and related reorganization transactions (collectively, the “Merger”) pursuant to which each of APX and 2GIG, and their respective subsidiaries became indirect wholly-owned subsidiaries of 313 Acquisition LLC, an entity wholly-owned by the Investors.

As a result of the Merger, Vivint, Inc. and its wholly-owned subsidiaries and 2GIG and its wholly-owned subsidiaries collectively became wholly-owned by APX Group, Inc., which is wholly-owned by APX Group Holdings, Inc., which is wholly-owned by APX Parent Holdco, Inc., which is wholly owned by 313 Acquisition, LLC. APX Parent Holdco, Inc. and APX Group Holdings, Inc. have no operations and were formed for the purpose of facilitating the Merger.